Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer Abstract
Disaggregation Of Revenue [Table Text Block]
		Years ended December 31,
(In thousands)		2019		2018		2017
		BPPR	Popular U.S.	BPPR	Popular U.S.	BPPR	Popular U.S.
Service charges on deposit accounts		$146,384	$14,549	$137,062	$13,615	$140,342	$13,367
Other service fees:
Debit card fees		46,066	1,076	45,139	1,035	41,851	870
Insurance fees, excluding reinsurance		42,995	3,803	33,951	3,667	31,030	3,060
Credit card fees, excluding late fees and membership fees		86,884	866	74,609	921	56,938	890
Sale and administration of investment products		23,072	-	21,895	-	21,958	-
Trust fees		21,198	-	20,351	-	20,408	-
Total revenue from contracts with customers	[1]	$366,599	$20,294	$333,007	$19,238	$312,527	$18,187
[1] The amounts include intersegment transactions of $ 3.8 million, $ 3.2 million and $ 3.3 million, respectively, for the years ended December 31, 2019, 2018 and 2017.